Long-Term Incentive Plan (Details)					9 Months Ended	12 Months Ended
	Sep. 13, 2020 $ / shares shares	Jul. 21, 2020 USD ($) $ / shares shares	May 01, 2020 director Options	Jul. 19, 2019 $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares
Share based compensation | $					$ 29,805	$ 21,745
Stock Options
Grants, weighted average exercise price (in dollars per share) | $ / shares	$ 25.00	$ 25.00			$ 25.00
Grant date fair value (in dollars per share) | $ / shares		$ 14.50			$ 8.000
Consideration | $		$ 333,500			$ 143,200
Time to maturity		10 years			10 years
Risk free interest rate (as a percent)		0.55%			1.84%
Volatility rate (as a percent)		60.00%			200.00%
Share based compensation | $					$ 54,827	$ 21,745
Number of stock options | Options			200
Number of directors | director			2
Schedule of remaining non-vested shares
Granted (in shares)	6,667	26,300
Minimum | Stock Options
Vesting period					2 years
Maximum | Stock Options
Vesting period						4 years
2019 LTIP | Stock Options
Grants, weighted average exercise price (in dollars per share) | $ / shares				$ 25.00
Grant date fair value (in dollars per share) | $ / shares				$ 8.000
Schedule of remaining non-vested shares
Non-vested at beginning					17,900	17,900
Granted (in shares)				17,900
Non-vested at ending						17,900
2020 LTIP | Stock Options
Schedule of remaining non-vested shares
Non-vested at beginning					17,900
Granted (in shares)					32,967
Forfeited (in shares)					(3,350)
Vested (in shares)					(200)
Non-vested at ending					47,317	17,900